THE MAINSTAY GROUP OF FUNDS

Supplement dated August 8, 2014

to the following Prospectuses:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, MainStay Target Date Funds and
MainStay Asset Allocation Funds, each dated February 28, 2014, as supplemented

MainStay Marketfield Fund and MainStay Marketfield Fund Class P Shares,

each dated May 1, 2014

MainStay Cushing® Funds, dated July 11, 2014

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Prospectus.

Effective August 8, 2014, each Prospectus is revised as follows:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds and MainStay Cushing® Funds

The first sentence of the fourth paragraph of the sub-section entitled “Who Runs the Funds’ Day-to-Day Business?” under the section entitled “Know With Whom You Are Investing” is hereby deleted and replaced with the following:

The Manager also pays the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisors.

MainStay Marketfield Fund and MainStay Marketfield Fund Class P Shares

The first sentence of the fourth paragraph of the sub-section entitled “Who Runs the Funds’ Day-to-Day Business?” under the section entitled “Know With Whom You Are Investing” is hereby deleted and replaced with the following:

The Manager also pays the salaries and expenses of all personnel affiliated with the Fund, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Fund, including the fees paid to the Subadvisor.

MainStay Asset Allocation Funds and MainStay Target Date Funds

The second sentence of the third paragraph of the sub-section entitled “Who Runs the Funds’ Day-to-Day Business?” under the section entitled “Know With Whom You Are Investing” is hereby deleted and replaced with the following:

The Manager also pays the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

Supplement dated August 8, 2014

to the following Statements of Additional Information:

MainStay Funds Trust and The MainStay Funds

Statement of Additional Information dated February 28, 2014, as supplemented

MainStay Funds Trust Statement of Additional Information

dated May 1, 2014, as supplemented for MainStay Marketfield Fund

MainStay Funds Trust Statement of Additional Information

dated July 11, 2014 for MainStay Cushing® Funds

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Statement of Additional Information.

Effective August 8, 2014, the Board of Trustees has appointed J. Kevin Gao, currently Secretary and Chief Legal Officer of the Funds, as the interim Chief Compliance Officer, replacing Jeffrey A. Engelsman, who has resigned. Accordingly, all references and information pertaining to Jeffrey A. Engelsman are hereby deleted and the information in the “Officers (Who Are Not Board Members)” table under the section entitled “Board Members and Officers” pertaining to J. Kevin Gao is hereby amended to add “Interim Chief Compliance Officer” to Mr. Gao’s list of Positions Held. During this interim appointment, the Funds will not be reimbursing the Manager for a portion of Mr. Gao’s compensation.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.